Shareholder Report, Line Graph (Details) 194009_Kensington Defender Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 26,941	$ 25,449	$ 25,000	$ 30,488
Morningstar Global 60/40 NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Global 60/40 NR
Accumulated Value	$ 29,816	$ 27,417	$ 25,000	$ 34,686